Intangible assets (Details 2) $ in Millions	12 Months Ended
Jun. 30, 2019 ARS ($)
Intangible Assets [Abstract]
Annual net discount rate after taxes	9.20%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	$ 53